As filed with the Securities and Exchange Commission on June 29, 2018
1933 Act Registration No. 002-85229
1940 Act Registration No. 811-03802
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	______	[ ]
Post-Effective Amendment No.	134	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	134	[ X ]
(Check appropriate box or boxes)
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
 X  immediately upon filing pursuant to paragraph (b)
      on _________________ pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission on June 15, 2018, in Post-Effective Amendment No. 133 to the Registrant’s registration statement:

Class A Shares, Class C Shares, and Institutional Class Shares of Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund).

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of June, 2018.

NEUBERGER BERMAN INCOME FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

 Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 134 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	June 29, 2018
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	June 29, 2018
John M. McGovern
/s/ Joseph V. Amato	Trustee	June 29, 2018
Joseph V. Amato*
/s/ Michael J. Cosgrove	Trustee	June 29, 2018
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	June 29, 2018
Marc Gary*
/s/ Martha C. Goss	Trustee	June 29, 2018
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	June 29, 2018
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	June 29, 2018
Deborah C. McLean*
/s/ George W. Morriss	Trustee	June 29, 2018
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	June 29, 2018
Tom D. Seip*
/s/ James G. Stavridis	Trustee	June 29, 2018
James G. Stavridis*
/s/ Candace L. Straight	Trustee	June 29, 2018
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	June 29, 2018
Peter P. Trapp*

*Signatures affixed by Marguerite W. Laurent on June 29, 2018, pursuant to a power of attorney filed with Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of Neuberger Berman Advisers Management Trust, File Nos. 002-88566 and 811-04255, on April 20, 2018.

NEUBERGER BERMAN INCOME FUNDS
EXHIBIT INDEX
Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase